Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of cash and non-cash movements of loans and borrowings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Loans and Borrowings [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of cash and non-cash movements of loans and borrowings [Line Items]
Beginning balance		$ 12,092	$ 13,097
Cash movements
Loans and borrowings repaid1 (Kreos / PPP)	[1]	(10,805)
Loans and borrowings received (Innovatus)		34,291
Non-cash movements
Reclassification	[2]		(773)
Recognition of Innovatus embedded derivative convertible call option		(1,026)
Kreos effective interest rate adjustment and extinguishment costs		1,328	536
Innovatus - effective interest rate adjustment		660
Foreign exchange rate impact / other		(1,010)	(768)
Ending balance		35,530	12,092
Other Financial Liabilities [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of cash and non-cash movements of loans and borrowings [Line Items]
Beginning balance		2,427	1,599
Non-cash movements
GPS Contingent Consideration		50,483
Reclassification	[2]		773
Recognition of Innovatus embedded derivative convertible call option		1,026
Kreos effective interest rate adjustment and extinguishment costs			194
Foreign exchange rate impact / other		(35)	(59)
Fair value changes through profit and loss		1,963	(80)
Ending balance		$ 55,864	$ 2,427

[1]	The amount includes interest paid on loans and borrowings
[2]	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately